Share-Based Compensation - Schedule of Number of Other Equity Instruments (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (in shares)	398,440	0	40,560
Granted (in shares)	853,642	403,200	0
Forfeited (in shares)	0	(4,760)	0
Released (in shares)	(133,572)	0	(40,560)
Outstanding, end of the year (in shares)	1,118,510	398,440	0
Weighted average fair value at measurement date, other equity instruments granted | $	$ 1.15	$ 2.23